Stockholders' Equity (Details) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 14, 2022 shares	Mar. 16, 2021 shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 $ / shares	Jun. 30, 2023 USD ($) director $ / shares shares	Jun. 30, 2022 USD ($) director $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Stock Based Compensation
Dividend declared (in US$ per share) | $ / shares				$ 0.75	$ 0.75	$ 0.75	$ 0.75
Dividend declared (In US$ per share) | $ / shares			$ 0.75	$ 0.75		$ 0.75		$ 0.75	$ 0.75
Dividends, common stock in cash | $								$ 30,400	$ 31,100
Common shares issued								20	56
Shares repurchased								597,697		466,955
Value of shares repurchased | $				$ 33,766	$ 2,196	$ 11,208		$ 36,000		$ 28,600
Number of shares remain unsettled			3,400
Value of shares remain unsettled | $			$ 200
Maximum number of shares that may be granted				1,000,000				1,000,000
Number of directors who elected to receive their compensation in shares | director								0	0
General and administrative expenses
Stock Based Compensation
Expenses representing fair value of the stock granted recognized in General and Administrative Expenses | $								$ 0	$ 200
Maximum
Stock Based Compensation
Shares repurchase program authorized amount | $			$ 100,000			$ 100,000			$ 100,000
Restricted stock
Stock Based Compensation
Shares issued and outstanding				0				0		0
Employees of the Manager
Stock Based Compensation
Forfeiture of shares										224
Employees of the Manager | Vesting on december 31, 2021
Stock Based Compensation
Shares granted		40,000
Shares vested		10,000
Number of cancelled shares											1,050
Employees of the Manager | Vesting on december 31, 2022
Stock Based Compensation
Shares vested								19,076
Employees of the Manager | Vesting on december 31, 2022 | Restricted shares
Stock Based Compensation
Shares vested											9,650
Executive officer | Restricted shares
Stock Based Compensation
Shares granted	100,000